UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. O'Malley, Jr.
Title: Managing Member
Phone: (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 12, 2004
---------------------------         -----------------         -----------------
(Signature)                         (City, State)                   (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

------------------------            -----------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     56
Form 13F Information Table Value Total:     $254,765
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
---             --------------------            ----
1               28-10619                        O'Malley, Jr., Thomas D.
2               28-10618                        Schmidt, Mark K.

                              TITLE OF                VALUE     SHARES/  SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP     (x$1000)   PRN AMT  PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------       --------   ---------   --------   -------  ---   ----   -------  ----------  -------- -------- -------
ADVANCE AUTO PARTS INC          COM      00751Y106      1,720     50,000                 X       1, 2                 X
ALLMERICA FINANCIAL CORP        COM      019754100        134      5,000                 X         1         X
AMERICAN TOWER SYSTEMS          COM      029912201        154     10,000                 X         1         X
AMGEN INC USD                   COM      31162100       2,841     50,000                 X       1, 2                 X
AMPHENOL CORP COM CL A          COM      32095101       5,139    150,000                 X       1, 2                 X
                                                               2,000,000
AMR CORP                        COM      001765106    140,000     OPTION       CALL      X       1, 2                 X
ANADARKO PETE CORP              COM      32511107       1,659     25,000                 X       1, 2                 X
ANDREW CORP                     COM      34425108       2,448    200,000                 X       1, 2                 X
APPLE COMPUTER INC              COM      37833100       3,875    100,000                 X       1, 2                 X
ARTESYN TECHNOLOGIESINC         COM      43127109       2,844    285,000                 X       1, 2                 X
BELDEN CDT INC                  COM      77454106       1,759     80,700                 X       1, 2                 X
BOMBAY CO USD1                  COM      97924104       1,466    200,000                 X       1, 2                 X
CENDANT CORP                    COM      151313103      3,780    175,000                 X       1, 2                 X
CITIGROUP  INC                  COM      172967101        221      5,000                 X         1         X
CLEVELAND CLIFFS INC            COM      185896107      4,044     50,000                 X       1, 2                 X
COMMSCOPE INC                   COM      203372107      4,320    200,000                 X       1, 2                 X
COMMSCOPE INC                   COM      203372107        216     10,000                 X         1         X
COMPASS MINERALS INC            COM      20451N101      3,799    171,108                 X       1, 2                 X
COMPASS MINERALS INC            COM      20451N101        111      5,000                 X         1         X
CONSOL ENERGY INC               COM      20854P109      1,745     50,000                 X       1, 2                 X
COPART INC                      COM      217204106      1,893    100,000                 X       1, 2                 X
CROWN CASTLE INTL CORP          COM      228227104      7,440    500,000                 X       1, 2                 X
CROWN CASTLE INTL CORP          COM      228227104        298     20,000                 X         1         X
DTE ENERGY                      COM      233331107        211      5,000                 X         1         X
EARTHLINK INC                   COM      270321102        103     10,000                 X         1         X
ENERPLUS RESOURCES FUND TRUST   COM      29274D604        325     10,000                 X         1         X
GENERAL CABLE CORP              COM      369300108      6,674    627,300                 X       1, 2                 X
GENERAL ELECTRIC                COM      369604103        168      5,000                 X         1         X
GRAFTECH INTERNATIONAL LTD      COM      384313102      2,790    200,000                 X       1, 2                 X
HEARTLAND EXPRESS INC           COM      422347104      1,845    100,000                 X       1, 2                 X
HOME DEPOT                      COM      437076102        196      5,000                 X         1         X
HUNT J B TRANS SVCS INC         COM      445658107      2,786     75,000                 X       1, 2                 X
JP MORGAN CHASE & CO.           COM      46625H100        262      6,600                 X         1         X
KNIGHT TRANS INC                COM      499064103      2,142    100,000                 X       1, 2                 X
MASSEY ENERGY                   COM      576206106      2,170     75,000                 X       1, 2                 X
MCDERMOTT INTL INC              COM      580037109      2,360    200,000                 X       1, 2                 X
MCDERMOTT INTL INC              COM      580037109        118     10,000                 X         1         X
MEASUREMENT SPECIALTIES         COM      583421102      1,243     50,000                 X       1, 2                 X
MICROSOFT CORP                  COM      594918104      6,913    250,000                 X       1, 2                 X
MICROSOFT CORP                  COM      594918104        553     20,000                 X         1         X
NEW CENTURY FINL CORP           COM      64352D101      1,807     30,000                 X       1, 2                 X
NITROMED INC                    COM      654798503      1,788     75,000                 X       1, 2                 X
PENTAIR INC                     COM      709631105      3,491    100,000                 X       1, 2                 X
PFIZER INC.                     COM      717081103        459     15,000                 X         1         X
QUALITY DISTRIB                 COM      74756M102        611    100,000                 X       1, 2                 X
REGAL ENTMT GRP                 COM      758766109      2,388    125,000                 X       1, 2                 X
REGAL ENTMT GRP                 COM      758766109        287     15,000                 X         1         X
RELIANT ENERGY INC              COM      75952B105      3,732    400,000                 X       1, 2                 X
RELIANT ENERGY INC              COM      75952B105        280     30,000                 X         1         X
SELECT MEDICAL CORP             COM      816196109      1,343    100,000                 X       1, 2                 X
SPORTS AUTHORITY INC.           COM      94917U109        116      5,000                 X         1         X
TYCO INTERNATIONAL LTD          COM      902124106      4,599    150,000                 X       1, 2                 X
UNITEDGLOBALCOM INC CL-A        COM      913247508      2,615    350,000                 X       1, 2                 X
UNITEDGLOBALCOM INC CL-A        COM      913247508         75     10,000                 X         1         X
VALERO ENERGY CORP              COM      91913Y100      5,053     63,000                 X       1, 2                 X
VIACOM INC CL B                 COM      925524308      3,356    100,000                 X       1, 2                 X
TOTAL                                                 254,765